Income Taxes - Movement of valuation allowance of deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance as of January 1,	¥ 263,229	¥ 187,396	¥ 127,809
Additions	50,151	75,833	61,716
Reversals	(5,562)		(2,129)
Balance as of December 31,	¥ 307,818	¥ 263,229	¥ 187,396